STOCK-BASED COMPENSATION - Summary of Number of DSUs (Details) - Deferred Share Units - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Directors' Deferred Share Units Plan
DSUs
Outstanding, beginning (in shares)	107,296	94,624
Granted (in shares)	21,033	22,293
Settled (in shares)	(26,073)	(9,621)
Outstanding, ending (in shares)	102,256	107,296
Management Deferred Share Units Plan
DSUs
Outstanding, beginning (in shares)	85,690	134,370
Granted (in shares)	14,219	16,600
Settled (in shares)	(19,505)	(65,280)
Outstanding, ending (in shares)	80,404	85,690